PROPERTY AND EQUIPMENT, NET (Schedule of Property and equipment, net) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property and equipment	$ 39,333	$ 34,588
Less: accumulated depreciation and amortization	(27,648)	(25,672)
Property and equipment, net	11,685	8,916
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	7,183	6,448
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	3,191	3,081
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	14,232	12,586
Capitalized internal-use software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 14,727	$ 12,473